Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Income (loss) from continuing operations before income taxes	$ (38,407)	$ (16,706)	$ (290,795)
Canada
Disclosure of geographical areas [line items]
Income (loss) from continuing operations before income taxes	7,360	380	(238,545)
Outside Canada
Disclosure of geographical areas [line items]
Income (loss) from continuing operations before income taxes	$ (45,767)	$ (17,086)	$ (52,250)